Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of Changes in Property, Plant and Equipment and Impairment Losses

	JPY (millions)
Acquisition cost	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2023	¥1,400,108	¥851,382	¥141,867	¥98,227	¥207,400	¥2,698,984
Additions and other increases	158,460	27,662	11,508	5	126,788	324,423
Transfers	26,434	39,784	10,803	—	(77,021)	—
Disposals and other decreases	(45,337)	(11,583)	(10,694)	(9)	(2,817)	(70,440)
Reclassification to assets held for sale (Note 19)	(9,188)	(6,236)	(483)	(597)	(53)	(16,558)
Foreign currency translation differences	148,576	80,936	11,946	8,220	24,391	274,069
As of March 31, 2024	¥1,679,054	¥981,944	¥164,945	¥105,845	¥278,689	¥3,210,478
Additions and other increases	37,969	22,271	10,480	—	154,435	225,155
Transfers	36,236	48,722	13,185	68	(98,211)	—
Disposals and other decreases	(36,322)	(29,931)	(5,668)	(0)	(7,325)	(79,245)
Reclassification to assets held for sale (Note 19)	(22,552)	(15,493)	(346)	(399)	(12)	(38,803)
Foreign currency translation differences	(22,509)	(12,205)	(2,539)	(1,172)	(5,920)	(44,345)
As of March 31, 2025	¥1,671,876	¥995,309	¥180,056	¥104,342	¥321,656	¥3,273,239

Accumulated depreciation and accumulated impairment losses
As of April 1, 2023	¥(419,530)	¥(486,618)	¥(98,207)	¥(243)	¥(3,156)	¥(1,007,755)
Depreciation expenses	(80,067)	(71,588)	(18,684)	—	—	(170,339)
Impairment losses	(1,082)	(4,039)	(781)	—	(9,552)	(15,454)
Disposals and other decreases	22,173	8,682	10,127	—	1,210	42,192
Reclassification to assets held for sale (Note 19)	7,961	5,353	419	—	—	13,733
Foreign currency translation differences	(36,879)	(37,869)	(8,058)	(30)	(242)	(83,078)
As of March 31, 2024	¥(507,425)	¥(586,080)	¥(115,184)	¥(273)	¥(11,739)	¥(1,220,701)
Depreciation expenses	(86,344)	(66,372)	(20,676)	—	—	(173,392)
Impairment losses	(498)	(830)	(116)	—	(3,333)	(4,778)
Disposals and other decreases	19,132	24,985	5,341	—	2,840	52,298
Reclassification to assets held for sale (Note 19)	14,087	11,642	192	47	—	25,968
Foreign currency translation differences	6,892	6,541	1,974	3	166	15,575
As of March 31, 2025	¥(554,156)	¥(610,114)	¥(128,469)	¥(223)	¥(12,068)	¥(1,305,030)

	JPY (millions)
Carrying amount	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2023	¥980,578	¥364,763	¥43,660	¥97,983	¥204,245	¥1,691,229
As of March 31, 2024	1,171,629	395,865	49,761	105,572	266,950	1,989,777
As of March 31, 2025	1,117,720	385,195	51,587	104,119	309,589	1,968,209
Takeda recognized the following impairment losses for property, plant and equipment, which are reflected as follows, in the consolidated statements of profit or loss:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Cost of sales	¥(375)	¥(6,225)	¥(1,485)
Selling, general and administrative expenses	(75)	—	(34)
Research and development expenses	—	(1,307)	(1)
Other operating expenses	(1,881)	(7,923)	(3,257)
Total	¥(2,331)	¥(15,454)	¥(4,778)

Schedule of Reconciliation of Changes in Right-of-use Assets
The changes in acquisition cost of property, plant and equipment for the years ended March 31, 2024 and 2025 include the following changes in ROU assets:

	JPY (millions)
Acquisition cost of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2023	¥573,585	¥16,818	¥320	¥590,724
Additions and other increases	136,969	7,950	31	144,950
Disposals and other decreases	(36,468)	(4,840)	(33)	(41,341)
Reclassification to assets held for sale (Note 19)	(408)	(38)	(127)	(573)
Foreign currency translation differences	68,220	1,988	20	70,228
As of March 31, 2024	¥741,898	¥21,880	¥211	¥763,989
Additions and other increases	18,118	6,867	—	24,986
Disposals and other decreases	(32,499)	(4,677)	(110)	(37,286)
Foreign currency translation differences	(10,687)	(795)	(2)	(11,484)
As of March 31, 2025	¥716,831	¥23,275	¥98	¥740,204
The changes in accumulated depreciation and accumulated impairment losses for the years ended March 31, 2024 and 2025 include the following changes in accumulated depreciation and accumulated impairment losses related to ROU assets:

	JPY (millions)
Accumulated depreciation and accumulated impairment losses of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2023	¥(172,149)	¥(8,037)	¥(264)	¥(180,450)
Depreciation expenses	(45,635)	(5,286)	(33)	(50,954)
Disposals and other decreases	17,251	4,221	33	21,505
Reclassification to assets held for sale (Note 19)	405	38	120	562
Foreign currency translation differences	(20,368)	(865)	(16)	(21,249)
As of March 31, 2024	¥(220,496)	¥(9,930)	¥(160)	¥(230,586)
Depreciation expenses	(44,571)	(6,065)	(19)	(50,656)
Disposals and other decreases	14,587	3,741	109	18,437
Foreign currency translation differences	3,738	352	2	4,092
As of March 31, 2025	¥(246,742)	¥(11,902)	¥(68)	¥(258,712)

The carrying amount of property, plant and equipment includes the carrying amount of following ROU assets:

	JPY (millions)
Carrying amount of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2023	¥401,437	¥8,781	¥56	¥410,274
As of March 31, 2024	521,403	11,950	51	533,403
As of March 31, 2025	470,089	11,373	30	481,492

Schedule of Expenses Related to Leases Not Included in the Measurement of the Lease Liabilities
Takeda recognized expenses related to leases not included in the measurement of the lease liabilities as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Expense relating to short-term leases	¥4,521	¥4,312	¥4,160
Expense relating to leases of low-value assets that are not short-term leases expenses	1,255	887	493
Expense relating to variable lease payments	4,794	10,954	11,250
Total expenses not included in lease liabilities	¥10,570	¥16,152	¥15,904
Total cash outflow for leases not included in lease liabilities	¥10,570	¥16,152	¥15,904